Significant Accounting Policies - Additional Information (Details)		12 Months Ended
		Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Impairment of goodwill			$ 0	$ 0
Defined contribution expense		$ 259,000	289,000	467,000
Advertising Expense		$ 67,900,000	74,200,000	61,800,000
Number of operating segments | segment		1
Defined Benefit Plan, Funded (Unfunded) Status of Plan		$ 4,000,000	3,400,000	2,800,000
Impairment of goodwill and intangibles	[1]	269,893,000	0	0
Reprting [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of goodwill and intangibles		254,900,000
Trademarks [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of goodwill and intangibles		15,000,000
Marketable [Member]
Summary Of Significant Accounting Policies [Line Items]
Plan assets held		3,500,000	3,400,000	0
Liquid Financial Instruments [Member]
Summary Of Significant Accounting Policies [Line Items]
Plan assets held		$ 3,500,000	$ 3,400,000	$ 0
Employee contributions percentage one [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent		1.00%
Employee contributions percentage two [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent		5.00%
On the one percentage of employee contributions [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent of match		100.00%
On the next five percentage of employee contributions [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent of match		50.00%

[1]	Excluding depreciation and amortization.